Related parties - Remuneration of members of key management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties
Short-term employee benefits	€ 3,640	€ 4,138	€ 4,098
Post-employment pension and medical benefits			23
Termination benefits	50	679	235
Share-based payment transactions	1,460	(1,929)	822
Total compensation to key management	€ 5,150	€ 2,888	€ 5,178